Other operating income and expenses - Schedule of other operating income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Other Operating Income [Abstract]
Services to third parties	$ 763	$ 2,699	$ 3,165	$ 412
Surplus Gas Injection Compensation (SGIC)	291			16,938
Gain on sale of property, plant and equipment				384
Reversal of allowance for expected credit losses				13
Other	186			55
Total other operating income	$ 1,240	$ 2,699	$ 3,165	$ 17,802